Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	$ (40,990)	$ (9,008)	$ (20,263)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	(76)	202	(129)
Exchange differences on translation of foreign operations	97	(638)	157
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	21	(436)	28
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(46)	71	(33)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(46)	71	(33)
Total other comprehensive income (loss)	(25)	(365)	(5)
Total comprehensive loss	(41,015)	(9,373)	(20,268)
Attributable to:
Shareholders of the parent	(41,015)	(9,373)	(20,268)
Non-controlling interests	$ 0	$ 0	$ 0